INCOME TAXES - Geographic Allocation of Income (Loss) and Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss) income from continuing operations before income taxes
Domestic	$ (505)	$ (695)	$ (308)
Foreign	1,697	1,199	1,756
Income from continuing operations before income taxes	1,192	504	1,448
Current tax expense
Federal	148	80	211
State and local	16	9	7
Foreign	389	246	373
Total current tax expense	553	335	591
Deferred tax (benefit) expense
Federal	(141)	(24)	(191)
State and local	(31)	(27)	(16)
Foreign	33	(313)	3
Total deferred tax benefit	(139)	(364)	(204)
Provision for (benefit from) income taxes on continuing operations	414	(29)	387
Income from continuing operations, net of tax	$ 778	$ 533	$ 1,061